Equity (Tables)	12 Months Ended
Mar. 31, 2014
Changes in Accumulated Other Comprehensive Income (Loss), Net of Applicable Taxes

Changes in accumulated other comprehensive income (loss), net of applicable taxes, for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	Millions of yen
	2012
	Unrealized holding gains (losses) on available-for-sale securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Pension liability adjustment	Total
Balance as of March 31, 2011	¥5,691	¥(109)	¥(54,989)	¥(27,548)	¥(76,955)

Other comprehensive income (loss)	3,895	(2)	(28,984)	(2,483)	(27,574)

Balance as of March 31, 2012	¥9,586	¥(111)	¥(83,973)	¥(30,031)	¥(104,529)

	Millions of yen
	2013
	Unrealized holding gains (losses) on available-for-sale securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Pension liability adjustment	Total
Balance as of March 31, 2012	¥9,586	¥(111)	¥(83,973)	¥(30,031)	¥(104,529)

Other comprehensive income (loss)	26,786	31	34,066	(5,466)	55,417

Balance as of March 31, 2013	¥36,372	¥(80)	¥(49,907)	¥(35,497)	¥(49,112)

	Millions of yen
	2014
	Unrealized holding gains (losses) on available-for-sale securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Pension liability adjustment	Total
Balance as of March 31, 2013	¥36,372	¥(80)	¥(49,907)	¥(35,497)	¥(49,112)

Other comprehensive income (loss) before reclassifications	8,751	(76)	31,653	15,290	55,618
Amounts reclassified from accumulated other comprehensive income (loss)	(84)	59	6,010	(2,708)	3,277

Other comprehensive income (loss)	8,667	(17)	37,663	12,582	58,895

Less: other comprehensive (income) loss attributable to noncontrolling interests	(1)	—	(193)	1	(193)

Balance as of March 31, 2014	¥45,038	¥(97)	¥(12,437)	¥(22,914)	¥9,590

Reclassifications from Accumulated Other Comprehensive Income (Loss) to Net Income

Amounts reclassified out of accumulated other comprehensive income (loss) to net income and affected line items in the consolidated statement of income for the fiscal year ended March 31, 2014 were as follows:

Millions of yen
2014
	Amounts reclassified out of accumulated other comprehensive income (loss) (*1)	Affected line items in the consolidated statement of income
Unrealized holding gains (losses) on available-for-sale securities	¥(492)	“Other, net” of “Other income (expense)”
	657	“Equity in net income (losses) of affiliates”

	165	Pre-tax amount
	(81)	Tax benefit (expense)

	84	Net-of-tax amount

Unrealized gains (losses) on cash flow hedges	(92)	“Equity in net income (losses) of affiliates”

	(92)	Pre-tax amount
	33	Tax benefit (expense)

	(59)	Net-of-tax amount

Foreign currency translation adjustment	(6)	“Other, net” of “Other income (expense)”
	(9,483)	“Equity in net income (losses) of affiliates”

	(9,489)	Pre-tax amount
	3,479	Tax benefit (expense)

	(6,010)	Net-of-tax amount

Pension liability adjustment	4,218	(*2)

	4,218	Pre-tax amount
	(1,510)	Tax benefit (expense)

	2,708	Net-of-tax amount

Total reclassified amounts	¥(3,277)	Net-of-tax amount

(*1)	Amounts in parentheses indicate decreased effects on net income.
(*2)	Amounts reclassified out of pension liability adjustment are included in the computation of net periodic pension cost. See Note 15 “Employees’ retirement benefits” for additional details.

Tax Effects Allocated to Components of Other Comprehensive Income (Loss) Attributable to Noncontrolling Interests

Tax effects allocated to each component of other comprehensive income (loss), including amounts attributable to noncontrolling interests, for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	Millions of yen
	2012
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥1,622	¥279	¥1,901
Less: Reclassification of realized gains and losses included in net income	3,390	(1,396)	1,994
Unrealized gains (losses) on cash flow hedges	12	(14)	(2)
Foreign currency translation adjustment	(50,795)	18,713	(32,082)
Less: Reclassification of realized gains and losses included in net income	5,105	(2,021)	3,084
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(4,209)	1,463	(2,746)
Prior service cost arising during period, net	(122)	50	(72)
Less: Amortization of prior service cost	(2,275)	928	(1,347)
Less: Amortization of actuarial gains and losses	2,713	(1,107)	1,606
Less: Amortization of transition obligation	129	(53)	76

Total other comprehensive income (loss)	¥(44,430)	¥16,842	¥(27,588)

	Millions of yen
	2013
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥32,172	¥(11,492)	¥20,680
Less: Reclassification of realized gains and losses included in net income	9,890	(3,781)	6,109
Unrealized gains (losses) on cash flow hedges	48	(17)	31
Foreign currency translation adjustment	45,531	(11,490)	34,041
Less: Reclassification of realized gains and losses included in net income	241	(86)	155
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(9,172)	3,277	(5,895)
Less: Amortization of prior service cost	(2,271)	813	(1,458)
Less: Amortization of actuarial gains and losses	2,812	(1,007)	1,805
Less: Amortization of transition obligation	125	(45)	80

Total other comprehensive income (loss)	¥79,376	¥(23,828)	¥55,548

	Millions of yen
	2014
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥13,574	¥(4,823)	¥8,751
Less: Reclassification of realized gains and losses included in net income	(165)	81	(84)
Unrealized gains (losses) on cash flow hedges	(119)	43	(76)
Less: Reclassification of realized gains and losses included in net income	92	(33)	59
Foreign currency translation adjustment	36,447	(4,794)	31,653
Less: Reclassification of realized gains and losses included in net income	9,489	(3,479)	6,010
Pension liability adjustment
Actuarial gains (losses) arising during period, net	18,585	(6,656)	11,929
Prior service cost arising during period, net	5,235	(1,874)	3,361
Less: Amortization of prior service cost	(2,270)	813	(1,457)
Less: Curtailment gain	(5,131)	1,837	(3,294)
Less: Amortization of actuarial gains and losses	3,058	(1,095)	1,963
Less: Amortization of transition obligation	125	(45)	80

Total other comprehensive income (loss)	¥78,920	¥(20,025)	¥58,895